RECONCILIATION OF TAX EXPENSE AND ACCOUNTING PROFIT MULTIPLIED BY TAX RATE (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Loss from continuing operations before income taxes	$ (76,168,079)	$ (132,728,891)	$ (57,278,276)
Profit (loss) from discontinued operations before income taxes		4,956,408	(857,554)
Loss before tax	(76,168,079)	(127,772,483)	(58,135,830)
Notional tax calculated at the rates applicable to profits in the tax jurisdictions concerned	(15,830,802)	(11,397,968)	(9,546,464)
Tax effect of income that is not taxable	(1,736,424)	(2,455,883)	550
Tax effect of expenses that are not deductible	850,040	7,636,301	2,233,494
Tax effect of tax losses not utilized	13,957,110	6,789,872	5,216,460
Tax effect of utilization of unrecognized tax losses		(963,219)
Tax concession received	348,951
Tax effect of temporary differences	2,760,076	390,897	2,095,960
Income tax credit for the year	$ 348,951